Lease accounting - Summary of supplemental cash flow information related to operating leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease accounting
Cash paid for the rentals included in the lease liabilities	$ 2,776	$ 2,781	$ 2,173
Right-of-use assets obtained in exchange for operating lease liabilities	$ 2,988	$ 3,163	$ 2,710